FINANCIAL RISK MANAGEMENT, Foreign Exchange Risk (Details) - Foreign Exchange Risk [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Net liability position [Abstract]
Net liability position				$ (93,366)	$ (192,574)	$ (186,754)
Decrease of financial results [Abstract]
Decrease of financial results	$ 176,045,000	$ 306,961,000	$ 244,418,000
Derivative financial instruments [Abstract]
Net position of buying financial instruments						$ 52,500
Weighted average exchange rate			11.65
U.S. Dollars [Member]
Foreign exchange risk [Abstract]
Percentage of funds denominated in US dollars to mitigate foreign exchange risk				57.00%
Percentage appreciation (depreciation) of US Dollar against Argentine Peso	10.00%
U.S. Dollars [Member] | Liquids Production and Commercialization [Member]
Foreign exchange risk [Abstract]
Percentage of revenue	76.00%	79.00%	84.00%
Argentine Pesos [Member] | Liquids Production and Commercialization [Member]
Foreign exchange risk [Abstract]
Percentage of revenue	51.00%	43.00%	40.00%